Transactions with Related Parties - Tanker Pools - (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from related parties	$ 30,036	$ 27,864
Tanker Pools
Related Party Transaction [Line Items]
Due from related parties	11,954
Accrued unbilled commissions	1,250
Seawolf Pool | Tanker Pools
Related Party Transaction [Line Items]
Due from related parties	1,205
Blue Fin Pool | Tanker Pools
Related Party Transaction [Line Items]
Due from related parties	3,949
Sigma Pool | Tanker Pools
Related Party Transaction [Line Items]
Due from related parties	$ 5,550